U.S. SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                FORM 24F-2
                    Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



1.    Name and address of issuer:

      T. Rowe Price State Tax-Free Income Trust
      100 East Pratt Street
      Baltimore, MD 21202


2. Name of each series or class of funds for which this notice is filed:

      New York Tax-Free Money Fund
      New York Tax-Free Bond Fund
      Maryland Tax-Free Bond Fund
      Virginia Tax-Free Bond Fund
      New Jersey Tax-Free Bond Fund
      Maryland Short-Term Tax-Free Bond Fund
      Florida Insured Intermediate Tax-Free Fund
      Georgia Tax-Free Bond Fund
      Virginia Short-Term Tax-Free Bond Fund


3.    Investment Company Act File Number: 811-4521

      Securities Act File Number: 33-06533


4.    Last day of fiscal year for which this notice is filed:

      February 28, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before
      termination of the issuer's 24f-2 declaration:                [  ]

6.    Date of termination of issuer's declaration under rule
      24f-2(a)(1), if applicable (see instruction A.6):

      Not applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

      1,126,341 shares of the New York Tax-Free Bond Fund
      9,408,584 shares of the Maryland Tax-Free Bond Fund
      445,313 shares of the New Jersey Tax-Free Bond Fund
      1,306,002 shares of the Virginia Tax-Free Bond Fund
      621,413 shares of the Maryland Short-Term Tax-Free Bond Fund

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

      None

9. Number and aggregate sale price of securities sold during the fiscal year:

      114,866,903 shares aggregating $410,321,132


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:


     110,158,775 shares aggregating $383,936,221

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     7,751,924 shares aggregating $56,860,692


12.  Calculation of registration fee:

     (i)  Aggregate sale price of securities
          sold during the fiscal year in reliance
          on rule 24f-2 (from Item 10):              $ 383,937,221

    (ii)  Aggregate price of shares issued in
          connection with dividend reinvestment
          plans (from Item 11, if applicable):       + 56,860,692

   (iii)  Aggregate price of shares redeemed
          or repurchased during the fiscal year
          (if applicable):                           -352,554,328

    (iv)  Aggregate price of shares redeemed or
          repurchased and previously applied as
          a reduction to filing fees pursuant
          to rule 24e-2 (if applicable):             +        -0-

     (v)  Net aggregate price of securities sold
          and issued during the fiscal year in
          reliance on rule 24f-2 [line (i), plus
          line (ii), less line (iii), plus line
          (iv)] (if applicable):                     = $88,243,585

    (vi)  Multiplier prescribed by Section 6(b)
          of the Securities Act of 1933 or other
          applicable law or regulation (see
          Instruction C.6):                          x     1/3300

   (vii)  Fee due [line (i) or line (v)
          multiplied by line (vi)]:                  = $26,740.47



Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v)
              only if the form is being filed within 60 days after the close of the issuer's fiscal year. See instruction C.3.



13.    Check box if fees are being remitted to the Commission's
       lockbox depository as described in section 3a of the
       Commissions's Rules of Informal and Other Procedures
       (17 CFR 202.3a).                                              [X]


       Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


Carmen F. Deyesu, Treasurer
By (Signature and Title)*

April 22, 1997